INCOME TAX (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income tax expense [Abstract]
Current expense	$ 15,459	$ 10,237	$ 0
Deferred expense (benefit)	(2,130)	1,088	9,294
Income tax expense	$ 13,329	$ 11,325	$ 9,294
Statutory federal income tax rate	21.00%	21.00%	21.00%
Reconciliation of income tax expense [Abstract]
Statutory rate applied to income before income tax	$ 14,591	$ 12,130	$ 10,318
Tax-exempt income	(690)	(375)	(383)
Unrecognized tax benefit	(206)	(134)	(162)
Share-based compensation	(204)	(204)	(367)
Bank owned life insurance	(196)	(233)	(229)
Non-deductible meals, entertainment and memberships	57	86	85
Other, net	(23)	55	32
Income tax expense	13,329	11,325	9,294
Deferred tax assets [Abstract]
Allowance for loan losses	7,363	5,355
Lease liabilities	1,652	1,744
Property and equipment	1,047	1,528
Share based compensation	742	808
Reserve for unfunded lending commitments	379	324
Deferred compensation	321	285
Loss reimbursement on sold loans reserve	214	185
Non accrual loan interest income	203	173
Other than temporary impairment charge on securities available for sale	144	147
Vehicle service contract counterparty contingency reserve	26	38
Unrealized loss on derivative financial instruments	0	459
Gross deferred tax assets	12,091	11,046
Deferred tax liabilities [Abstract]
Capitalized mortgage loan servicing rights	3,550	4,026
Deferred loan fees	1,901	1,852
Lease right of use asset	1,606	1,739
Unrealized gain on securities available for sale	4,206	994
Purchase premiums, net	509	293
Federal Home Loan Bank stock	27	27
Other	17	43
Gross deferred tax liabilities	11,816	8,974
Deferred tax assets, net	275	2,072
Changes in unrecognized tax benefits [Roll Forward]
Balance at beginning of year	438	588	724
Additions based on tax positions related to the current year	15	20	26
Reductions due to the statute of limitations	(273)	(170)	(162)
Reductions due to settlements	0	0	0
Balance at end of year	180	438	588
Unrecognized tax benefits of effective tax rate	40
Penalties and interest expense	0	0	0
Penalties and interest accrued	$ 0	$ 0	$ 0
Open tax year	2017